Segment Information Financial Information Related to Company's Reportable Segments (Additional Information) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) Segment	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Segment Information [Line Items]
Number of reportable segments | Segment		6
Restructuring and impairment costs		$ 288	$ 215	$ 165
Equity income in segment income		174	80	110
(Gain) loss on divestitures		26	1,340	(111)
Power Solutions
Segment Information [Line Items]
Restructuring and impairment costs		66	11	16
Equity income in segment income		48	57	75
Building Efficiency Systems and Service North America [Member]
Segment Information [Line Items]
(Gain) loss on divestitures	$ 14
Building Efficiency Systems and Service North America [Member] | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		2	3	12
Building Efficiency Asia | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		26	11	4
Equity income in segment income		100		21
Building Efficiency Other | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		16	13	119
Equity income in segment income		15	$ 14	$ 7
Buildings Tyco [Member] | Buildings [Member]
Segment Information [Line Items]
Restructuring and impairment costs		8
Equity income in segment income		$ 1